Annual Total Returns - FidelitySustainableCorePlusBondETF-PRO - FidelitySustainableCorePlusBondETF-PRO - Fidelity Sustainable Core Plus Bond ETF - Fidelity Sustainable Core Plus Bond ETF	Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 19, 2022
Annual Return 2023	6.99%